Shareholders Equity (USD $)	Common shares	Common Par	Additional Paid in Capital	Accumulated Deficit	Minority Interest	Stock -Holders' Deficit
Balance at December 31, 2011 at Dec. 30, 2011	90,386,036	90,386	14,694,710	(39,118)	(17,540,517)	(2,794,539)
Net income				$ 9,157	$ 1,044,967	$ 1,054,124
Balance at December 31, 2012	90,386,036	90,386	14,694,710	(29,961)	(16,495,550)	(1,740,415)
Stock issued for conversion of debt	173,488,279	173,488	1,387,906			1,561,394
Net loss				$ 5,147	$ 173,284	$ 178,431
Balance at June 30, 2013 at Jun. 30, 2013	263,874,315	263,874	16,082,616	(24,814)	(16,322,266)	(590)